UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (95.79%)
CONSUMER DISCRETIONARY – (8.64%)
Automobiles & Components – (0.57%)
Harley-Davidson, Inc.	47,540	$2,014,270
Consumer Durables & Apparel – (0.33%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	8,900	533,716
Hunter Douglas NV (Netherlands)	16,499	622,280
		1,155,996
Media – (2.66%)
Grupo Televisa S.A.B., ADR (Mexico)	34,200	804,042
Walt Disney Co.	163,550	8,550,394
		9,354,436
Retailing – (5.08%)
Bed Bath & Beyond Inc. *	165,555	10,430,793
CarMax, Inc. *	57,240	1,619,892
Expedia, Inc.	9,185	531,352
Groupon, Inc. *	112,240	534,824
Liberty Interactive Corp., Series A *	96,334	1,781,697
Liberty Ventures, Series A *	4,816	238,849
Netflix Inc. *	29,290	1,593,669
Tiffany & Co.	17,980	1,112,602
		17,843,678
	Total Consumer Discretionary	30,368,380
CONSUMER STAPLES – (17.85%)
Food & Staples Retailing – (11.89%)
Costco Wholesale Corp.	172,900	17,311,612
CVS Caremark Corp.	482,588	23,366,911
Sysco Corp.	30,810	963,429
Walgreen Co.	3,330	121,345
		41,763,297
Food, Beverage & Tobacco – (5.75%)
Coca-Cola Co.	126,760	4,808,007
Diageo PLC, ADR (United Kingdom)	63,733	7,184,621
Heineken Holding NV (Netherlands)	66,921	3,250,250
Nestle S.A. (Switzerland)	5,130	323,454
Philip Morris International Inc.	40,060	3,602,996
Unilever NV, NY Shares (Netherlands)	29,170	1,034,952
		20,204,280
Household & Personal Products – (0.21%)
Natura Cosmeticos S.A. (Brazil)	27,500	749,476
	Total Consumer Staples	62,717,053
ENERGY – (9.93%)
Canadian Natural Resources Ltd. (Canada)	303,920	9,357,697
China Coal Energy Co., Ltd. - H (China)	194,400	177,501
Devon Energy Corp.	61,840	3,741,320
EOG Resources, Inc.	83,550	9,361,777
Occidental Petroleum Corp.	91,630	7,885,678
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	36,300	110,122

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
Schlumberger Ltd.	30,400	$2,198,832
Transocean Ltd.	46,104	2,069,609
	Total Energy	34,902,536
FINANCIALS – (35.92%)
Banks – (6.55%)
Commercial Banks – (6.55%)
Wells Fargo & Co.	666,094	23,000,226
Diversified Financials – (16.50%)
Capital Markets – (8.74%)
Ameriprise Financial, Inc.	26,370	1,494,915
Bank of New York Mellon Corp.	681,400	15,413,268
Brookfield Asset Management Inc., Class A (Canada)	112,010	3,865,465
Charles Schwab Corp.	127,770	1,634,178
Goldman Sachs Group, Inc.	13,610	1,547,185
Julius Baer Group Ltd. (Switzerland)	193,360	6,743,443
		30,698,454
Consumer Finance – (6.25%)
American Express Co.	386,619	21,983,156
Diversified Financial Services – (1.51%)
CME Group Inc.	12,600	721,539
JPMorgan Chase & Co.	52,918	2,142,121
Visa Inc., Class A	18,240	2,449,267
		5,312,927
		57,994,537
Insurance – (11.71%)
Insurance Brokers – (0.17%)
Aon PLC	11,020	576,236
Multi-line Insurance – (3.62%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,629,607
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	2,490	961,782
Loews Corp.	245,480	10,128,505
		12,719,894
Property & Casualty Insurance – (6.22%)
ACE Ltd.	36,920	2,791,152
Berkshire Hathaway Inc., Class A *	73	9,687,100
Markel Corp. *	1,290	591,452
Progressive Corp.	424,370	8,801,434
		21,871,138
Reinsurance – (1.70%)
Alleghany Corp. *	15,571	5,371,061
Everest Re Group, Ltd.	5,740	613,950
		5,985,011
		41,152,279
Real Estate – (1.16%)
Hang Lung Group Ltd. (Hong Kong)	643,000	4,079,881
	Total Financials	126,226,923
HEALTH CARE – (3.29%)
Health Care Equipment & Services – (2.68%)
Express Scripts Holding Co. *	150,700	9,439,094

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (0.61%)
Agilent Technologies, Inc.	30,970	$1,190,796
Pfizer Inc.	37,850	940,573
		2,131,369
	Total Health Care	11,570,463
INDUSTRIALS – (5.13%)
Capital Goods – (1.13%)
Emerson Electric Co.	26,200	1,264,674
PACCAR Inc.	67,620	2,706,491
		3,971,165
Commercial & Professional Services – (1.39%)
Iron Mountain Inc.	143,527	4,895,706
Transportation – (2.61%)
China Merchants Holdings International Co., Ltd. (China)	1,673,048	5,167,557
China Shipping Development Co., Ltd. - H (China)	202,400	84,050
Kuehne & Nagel International AG (Switzerland)	34,733	3,922,004
		9,173,611
	Total Industrials	18,040,482
INFORMATION TECHNOLOGY – (8.57%)
Semiconductors & Semiconductor Equipment – (1.60%)
Intel Corp.	41,880	948,791
Texas Instruments Inc.	169,120	4,660,102
		5,608,893
Software & Services – (6.63%)
Activision Blizzard, Inc.	182,970	2,062,987
Google Inc., Class A *	19,520	14,728,035
Microsoft Corp.	116,800	3,475,384
Oracle Corp.	96,550	3,037,946
		23,304,352
Technology Hardware & Equipment – (0.34%)
Hewlett-Packard Co.	70,131	1,196,435
	Total Information Technology	30,109,680
MATERIALS – (6.27%)
Air Products and Chemicals, Inc.	53,120	4,393,024
BHP Billiton PLC (United Kingdom)	74,430	2,313,648
Ecolab Inc.	42,700	2,767,387
Martin Marietta Materials, Inc.	9,110	754,946
Monsanto Co.	61,700	5,615,934
Potash Corp. of Saskatchewan Inc. (Canada)	59,662	2,590,524
Praxair, Inc.	13,670	1,420,040
Rio Tinto PLC (United Kingdom)	40,505	1,887,005
Sealed Air Corp.	17,975	277,893
	Total Materials	22,020,401
TELECOMMUNICATION SERVICES – (0.19%)
America Movil SAB de C.V., Series L, ADR (Mexico)	25,680	653,299
	Total Telecommunication Services	653,299
TOTAL COMMON STOCK – (Identified cost $210,000,771)		336,609,217

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares/Principal	Value
STOCK RIGHTS – (0.01%)
CONSUMER DISCRETIONARY – (0.01%)
Retailing – (0.01%)
Liberty Ventures, Series A *	1,606	$21,882
TOTAL STOCK RIGHTS – (Identified cost $14,464)		21,882
CONVERTIBLE BONDS – (0.03%)
MATERIALS – (0.03%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)(c)	$736,000	108,560
TOTAL CONVERTIBLE BONDS – (Identified cost $736,000)		108,560
SHORT-TERM INVESTMENTS – (4.03%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 10/01/12, dated 09/28/12, repurchase value of $5,964,084 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.525%-4.50%, 01/01/26-08/01/42, total market value $6,083,280)	5,964,000	5,964,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.28%, 10/01/12, dated 09/28/12, repurchase value of $8,223,192 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 11/20/41-01/15/42, total market value $8,387,460)	8,223,000	8,223,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,187,000)		14,187,000
Total Investments – (99.86%) – (Identified cost $224,938,235) – (d)		350,926,659
Other Assets Less Liabilities – (0.14%)		476,857
Net Assets – (100.00%)		$351,403,516

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $961,782 or 0.27% of the Fund's net assets as of September 30, 2012.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $1,070,342 or 0.30% of the Fund's net assets as of September 30, 2012.

(c)
This security is in default. The Fund may hold securities in default and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of September 30, 2012, the value of defaulted securities amounted to $108,560 (cost: $736,000) or 0.03% of the Fund's net assets.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2012 (Unaudited)

(d)	Aggregate cost for federal income tax purposes is $226,525,061. At September 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$130,231,424
Unrealized depreciation	(5,829,826)
Net unrealized appreciation	$124,401,598

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2012 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (94.06%)
CONSUMER DISCRETIONARY – (1.54%)
Retailing – (1.54%)
Bed Bath & Beyond Inc. *	16,500	$1,039,583
	Total Consumer Discretionary	1,039,583
CONSUMER STAPLES – (2.98%)
Food & Staples Retailing – (2.98%)
CVS Caremark Corp.	41,500	2,009,430
	Total Consumer Staples	2,009,430
ENERGY – (3.32%)
Canadian Natural Resources Ltd. (Canada)	72,590	2,235,046
	Total Energy	2,235,046
FINANCIALS – (83.76%)
Banks – (19.05%)
Commercial Banks – (19.05%)
ICICI Bank Ltd., ADR (India)	15,750	632,205
State Bank of India Ltd., GDR (India)	45,148	3,889,500
Toronto-Dominion Bank (Canada)	20,800	1,733,472
U.S. Bancorp	13,150	451,045
Wells Fargo & Co.	177,500	6,129,075
		12,835,297
Diversified Financials – (36.85%)
Capital Markets – (20.45%)
Ameriprise Financial, Inc.	14,740	835,611
Bank of New York Mellon Corp.	157,020	3,551,792
Brookfield Asset Management Inc., Class A (Canada)	88,200	3,043,782
Charles Schwab Corp.	13,000	166,270
Goldman Sachs Group, Inc.	17,490	1,988,263
Julius Baer Group Ltd. (Switzerland)	86,380	3,012,508
Oaktree Capital Group LLC, Class A	28,700	1,176,700
		13,774,926
Consumer Finance – (10.87%)
American Express Co.	125,180	7,117,735
First Marblehead Corp. *	194,994	204,744
		7,322,479
Diversified Financial Services – (5.53%)
Bank of America Corp.	14,486	127,911
Cielo S.A. (Brazil)	30,600	763,623
Visa Inc., Class A	21,100	2,833,308
		3,724,842
		24,822,247
Insurance – (27.86%)
Multi-line Insurance – (5.97%)
Loews Corp.	97,380	4,017,899
Property & Casualty Insurance – (12.87%)
ACE Ltd.	24,000	1,814,400
Markel Corp. *	8,695	3,986,570
Progressive Corp.	138,440	2,871,246
		8,672,216

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (9.02%)
Alleghany Corp. *	9,853	$3,398,694
Everest Re Group, Ltd.	25,040	2,678,278
		6,076,972
		18,767,087
	Total Financials	56,424,631
INFORMATION TECHNOLOGY – (2.46%)
Software & Services – (2.46%)
Google Inc., Class A *	2,200	1,659,922
	Total Information Technology	1,659,922
	TOTAL COMMON STOCK – (Identified cost $47,577,546)	63,368,612
SHORT-TERM INVESTMENTS – (5.96%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 10/01/12, dated 09/28/12, repurchase value of $1,688,024 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.525%-4.50%, 01/01/26-08/01/42, total market value $1,721,760)	$1,688,000	1,688,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.28%, 10/01/12, dated 09/28/12, repurchase value of $2,327,054 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 11/20/41-01/15/42, total market value $2,373,540)	2,327,000	2,327,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,015,000)	4,015,000
	Total Investments – (100.02%) – (Identified cost $51,592,546) – (a)	67,383,612
	Liabilities Less Other Assets – (0.02%)	(16,153)
	Net Assets – (100.00%)	$67,367,459

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $51,707,800. At September 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$20,397,120
	Unrealized depreciation	(4,721,308)
	Net unrealized appreciation	$15,675,812

Please refer to “Notes to Schedule of Investments” on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (83.59%)
FINANCIALS – (83.59%)
Real Estate – (83.59%)
Real Estate Investment Trusts (REITs) – (80.00%)
Diversified REITs – (3.03%)
Vornado Realty Trust	10,400	$842,920
Industrial REITs – (5.09%)
DCT Industrial Trust Inc.	92,140	596,146
EastGroup Properties, Inc.	11,980	637,336
Prologis, Inc.	5,190	181,805
		1,415,287
Office REITs – (22.11%)
Alexandria Real Estate Equities, Inc.	17,170	1,262,338
BioMed Realty Trust, Inc.	36,930	691,330
Boston Properties, Inc.	8,380	926,912
Brandywine Realty Trust	39,830	485,528
Coresite Realty Corp.	5,146	138,633
Corporate Office Properties Trust	17,130	410,606
Digital Realty Trust, Inc.	15,250	1,065,212
DuPont Fabros Technology Inc.	25,900	653,975
SL Green Realty Corp.	6,330	506,843
		6,141,377
Residential REITs – (15.27%)
American Campus Communities, Inc.	22,750	998,270
AvalonBay Communities, Inc.	5,250	713,948
Education Realty Trust, Inc.	46,280	504,452
Equity Residential	12,320	708,770
Essex Property Trust, Inc.	4,710	698,210
Post Properties, Inc.	12,870	617,245
		4,240,895
Retail REITs – (17.33%)
CBL & Associates Properties, Inc.	35,330	753,942
DDR Corp.	38,280	587,981
Federal Realty Investment Trust	4,300	452,790
Kimco Realty Corp.	28,830	584,384
Macerich Co.	12,070	690,766
Simon Property Group, Inc.	9,642	1,463,752
Taubman Centers, Inc.	3,660	280,832
		4,814,447
Specialized REITs – (17.17%)
American Tower Corp.	10,050	717,469
Entertainment Properties Trust	8,010	355,884
Host Hotels & Resorts Inc.	42,450	681,323
LaSalle Hotel Properties	16,440	438,784
Public Storage	4,980	693,067
Rayonier Inc.	17,000	833,170
Ventas, Inc.	11,680	727,080
Weyerhaeuser Co.	12,380	323,613
		4,770,390
		22,225,316

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (3.59%)
Real Estate Operating Companies – (3.59%)
Forest City Enterprises, Inc., Class A *	62,950	$997,758
Total Financials		23,223,074
TOTAL COMMON STOCK – (Identified cost $20,509,006)		23,223,074
PREFERRED STOCK – (6.80%)
FINANCIALS – (6.80%)
Real Estate – (6.80%)
Real Estate Investment Trusts (REITs) – (6.80%)
Industrial REITs – (1.08%)
Prologis, Inc., 6.75%, Series M	11,900	299,226
Office REITs – (4.61%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	33,272	912,900
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	5,700	250,800
DuPont Fabros Technology Inc., 7.625%, Series B	4,300	116,111
		1,279,811
Retail REITs – (1.11%)
CBL & Associates Properties, Inc., 7.375%, Series D	8,280	210,333
Taubman Centers, Inc., 6.50%, Series J	3,890	99,681
		310,014
Total Financials		1,889,051
TOTAL PREFERRED STOCK – (Identified cost $932,240)		1,889,051
CONVERTIBLE BONDS – (2.53%)
FINANCIALS – (2.53%)
Real Estate – (2.53%)
Real Estate Investment Trusts (REITs) – (2.14%)
Office REITs – (2.14%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	594,905
Real Estate Management & Development – (0.39%)
Real Estate Operating Companies – (0.39%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	108,950
Total Financials		703,855
TOTAL CONVERTIBLE BONDS – (Identified cost $424,000)		703,855

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2012 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (6.79%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 10/01/12, dated 09/28/12, repurchase value of $793,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.525%-4.50%, 01/01/26-08/01/42, total market value $808,860)	$793,000	$793,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.28%, 10/01/12, dated 09/28/12, repurchase value of $1,093,026 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 11/20/41-01/15/42, total market value $1,114,860)	1,093,000	1,093,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,886,000)		1,886,000
Total Investments – (99.71%) – (Identified cost $23,751,246) – (b)		27,701,980
Other Assets Less Liabilities – (0.29%)		81,288
	Net Assets – (100.00%)	$27,783,268

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $594,905 or 2.14% of the Fund's net assets as of September 30, 2012.

(b)	Aggregate cost for federal income tax purposes is $24,941,686. At September 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,809,950
Unrealized depreciation	(1,049,656)
Net unrealized appreciation	$2,760,294

Please refer to “Notes to Schedule of Investments” on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2012 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securties whoes values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2012 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$30,390,262	$1,039,583	$–
Consumer staples	62,717,053	2,009,430	–
Energy	34,902,536	2,235,046	–
Financials	126,226,923	56,424,631	24,861,325
Health care	11,570,463	–	–
Industrials	18,040,482	–	–
Information technology	30,109,680	1,659,922	–
Materials	22,020,401	–	–
Telecommunication services	653,299	–	–
Total Level 1	336,631,099	63,368,612	24,861,325

Level 2 – Other Significant Observable Inputs:
Convertible debt securities	108,560	–	703,855
Equity securities:
Financials	–	–	250,800
Short-term securities	14,187,000	4,015,000	1,886,000
Total Level 2	14,295,560	4,015,000	2,840,655

Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$350,926,659	$67,383,612	$27,701,980

Level 2 to Level 1 Transfers*:
Consumer discretionary	$1,155,996	$–	$–
Consumer staples	3,573,704	–	–
Energy	177,501	–	–
Financials	10,823,324	8,078,708	–
Industrials	9,173,611	–	–
Materials	4,200,653	–	–
Total	$29,104,789	$8,078,708	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered the majority of transfers of assets (or investments) between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2012.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2012:

	Davis Value Portfolio	Davis Financial Portfolio
Investment Securities:
Beginning balance a	$–	$–
Net realized loss	(4,644,226)	(1,287,807)
Decrease in unrealized depreciation	4,644,226	1,287,807
Ending balance	$–	$–

There were no transfers of assets (or investments) into or out of Level 3 of the fair value hierarchy during the period.

a Includes securities valued at zero.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 29, 2012

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 29, 2012